Provision for expected credit losses - Economics forecasts used (Details) - Base case scenario	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Calendar year 2022 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		3.40%
Commercial property index, forecast price contraction		4.70%
Residential property prices, forecast price contraction		6.50%
Calendar year 2022 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth		1.90%
Residential property prices, forecast price contraction		10.00%
Calendar year 2023 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.20%	1.00%
Commercial property index, forecast price contraction	15.00%	3.00%
Residential property prices, forecast price appreciation	5.80%
Residential property prices, forecast price contraction		7.80%
Calendar year 2023 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	0.80%	1.60%
Residential property prices, forecast price contraction	(1.00%)	5.00%
Calendar Year 2024 | Australia
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	1.60%
Commercial property index, forecast price contraction	0.50%
Residential property prices, forecast price appreciation	4.00%
Calendar Year 2024 | New Zealand
Provisions for expected credit losses
Annual GDP, percentage of forecast growth	0.20%
Residential property prices, forecast price appreciation	7.70%
December 2022 | Australia
Provisions for expected credit losses
Cash rate, percentage		3.35%
Unemployment rate, percentage		3.10%
December 2022 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage		3.40%
December 2023
Provisions for expected credit losses
Cash rate, percentage	4.10%
December 2023 | Australia
Provisions for expected credit losses
Cash rate, percentage		3.60%
Unemployment rate, percentage	3.90%	4.40%
December 2023 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	4.30%	3.80%
December 2024 | Australia
Provisions for expected credit losses
Cash rate, percentage	3.60%
Unemployment rate, percentage	4.70%
December 2024 | New Zealand
Provisions for expected credit losses
Unemployment rate, percentage	5.20%